Share-based compensation - Assumptions used in Black-Scholes-Merton option-pricing model (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.716%	0.504%
Expected term (in years)	5 years 4 months 15 days	4 years 3 months
Expected volatility	65.00%	65.00%	65.00%
Expected dividend yield	0.00%	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)			4 months 6 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)			4 years 3 months